Commitments	12 Months Ended
Dec. 31, 2021
COMMITMENTS
Commitments	Commitments The Company has entered into a number of contractual commitments for capital items relating to operations and development. At December 31, 2021, these commitments totaled $48.3 million, $48.1 million of which is expected to become due over the next 12 months. This compares to commitments of $65.3 million as at December 31, 2020. Certain contractual commitments may contain cancellation clauses; however, the Company discloses its commitments based on management’s intent to fulfill the contracts.